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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Karen Dunn Kelley   11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/12

2410017

012213 (1) BO

Item 1.  Schedule of Investments.

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2012

invesco.com/us	CM-STIT-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–46.56%(a)

Asset-Backed Securities - Commercial Loans/Leases–3.61%

Atlantis One Funding Corp. (b)(c)	0.32%	12/04/12	$200,000	$199,994,667

Atlantis One Funding Corp. (b)(c)	0.32%	01/08/13	100,000	99,966,222

Atlantis One Funding Corp. (b)(c)	0.42%	01/02/13	150,000	149,944,000

Atlantis One Funding Corp. (b)(c)	0.42%	03/18/13	75,000	74,906,375

Atlantis One Funding Corp. (b)(c)	0.46%	03/06/13	250,000	249,696,528

				774,507,792

Asset-Backed Securities - Consumer Receivables–4.44%

Barton Capital LLC (c)	0.29%	12/27/12	75,000	74,984,292

Bryant Park Funding LLC (c)	0.18%	01/04/13	187,753	187,721,082

Old Line Funding, LLC (c)	0.30%	02/01/13	40,076	40,055,294

Old Line Funding, LLC (c)	0.31%	01/17/13	80,963	80,930,232

Old Line Funding, LLC (c)	0.32%	04/10/13	50,000	49,942,222

Old Line Funding, LLC (c)	0.32%	04/15/13	150,000	149,820,000

Old Line Funding, LLC (c)	0.35%	01/08/13	70,000	69,974,139

Old Line Funding, LLC (c)	0.35%	01/15/13	100,000	99,956,250

Sheffield Receivables Corp. (c)	0.25%	02/06/13	50,000	49,976,736

Sheffield Receivables Corp. (c)	0.25%	02/07/13	50,000	49,976,389

Thunder Bay Funding, LLC (c)	0.32%	01/15/13	50,000	49,980,000

Thunder Bay Funding, LLC (c)	0.32%	04/15/13	50,000	49,940,000

				953,256,636

Asset-Backed Securities - Fully Supported–3.42%

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	12/03/12	150,000	149,998,167

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	12/06/12	100,000	99,996,944

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.23%	01/15/13	75,000	74,978,438

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.24%	01/08/13	45,000	44,988,600

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.33%	05/05/13	35,000	34,947,062

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.41%	04/04/13	179,700	179,446,224

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.50%	01/02/13	100,000	99,955,556

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.54%	01/16/13	50,000	49,965,500

				734,276,491

Asset-Backed Securities - Fully Supported Bank–3.20%

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s -Guggenheim Treasury Services, LLC) (b)(c)	0.26%	12/06/12	250,000	249,990,972

Crown Point Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.26%	12/07/12	100,000	99,995,667

Crown Point Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.28%	01/03/13	100,000	99,974,333

Govco LLC (CEP-Citibank N.A.) (c)	0.25%	12/03/12	49,500	49,499,313

Govco LLC (CEP-Citibank N.A.) (c)	0.25%	12/05/12	92,000	91,997,444

Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.22%	01/23/13	50,000	49,983,806

Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.) (b)(c)	0.23%	12/03/12	45,240	45,239,422

				686,680,957

Asset-Backed Securities - Multi-Purpose–2.78%

Chariot Funding, LLC/Ltd. (c)	0.21%	02/25/13	50,000	49,974,917

Jupiter Securitization Corp. (c)	0.21%	02/25/13	50,000	49,974,917

Jupiter Securitization Corp. (c)	0.21%	02/26/13	25,000	24,987,312

Mont Blanc Capital Corp. (b)(c)	0.28%	02/04/13	70,000	69,964,611

Mont Blanc Capital Corp. (b)(c)	0.28%	02/05/13	55,000	54,971,767

Nieuw Amsterdam Receivables Corp. (b)(c)	0.25%	02/04/13	135,000	134,939,062

Nieuw Amsterdam Receivables Corp. (b)(c)	0.31%	01/08/13	55,000	54,982,003

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities- Multi-Purpose– (continued)

Regency Markets No. 1, LLC (b)(c)	0.23%	12/27/12	$83,517	$83,503,127

Regency Markets No. 1, LLC (b)(c)	0.23%	12/28/12	74,104	74,091,217

				597,388,933

Asset-Backed Securities - Securities–0.56%

Scaldis Capital Ltd./LLC (b)(c)	0.33%	02/13/13	35,000	34,976,258

Scaldis Capital Ltd./LLC (b)(c)	0.33%	02/15/13	85,000	84,940,783

				119,917,041

Diversified Banks–16.63%

Bank of Montreal (b)	0.32%	12/03/12	130,000	129,997,692

Bank of Nova Scotia (b)	0.18%	12/27/12	56,500	56,492,655

Bank of Nova Scotia (b)	0.24%	04/04/13	100,000	99,919,055

Bank of Nova Scotia (b)	0.24%	04/02/13	125,000	124,898,333

BNP Paribas Finance Inc. (b)	0.35%	01/04/13	150,000	149,950,417

BNZ International Funding Ltd. (b)(c)	0.20%	01/15/13	50,000	49,987,500

BNZ International Funding Ltd. (b)(c)	0.21%	02/05/13	7,000	6,997,305

BNZ International Funding Ltd. (b)(c)	0.22%	02/08/13	41,600	41,582,857

BNZ International Funding Ltd. (b)(c)	0.25%	12/06/12	150,000	149,994,792

Caisse de Depots et Consignations (b)(c)	0.24%	01/02/13	100,000	99,978,667

Caisse de Depots et Consignations (b)(c)	0.24%	01/23/13	100,000	99,964,667

DBS Bank Ltd. (b)(c)	0.26%	12/04/12	98,300	98,297,870

ING (US) Funding LLC (b)	0.31%	12/10/12	100,000	99,992,250

ING (US) Funding LLC (b)	0.35%	01/17/13	75,000	74,965,729

ING (US) Funding LLC (b)	0.42%	01/16/13	90,000	89,951,700

JPMorgan Chase & Co.	0.23%	12/20/12	150,000	149,981,792

Kreditanstalt fur Wiederaufbau (b)(c)	0.22%	04/02/13	100,000	99,926,667

Kreditanstalt fur Wiederaufbau (b)(c)	0.22%	04/01/13	100,000	99,926,055

Lloyds TSB Bank PLC (b)	0.22%	12/28/12	125,000	124,979,375

Mizuho Funding, LLC (b)(c)	0.25%	12/14/12	400	399,964

Mizuho Funding, LLC (b)(c)	0.25%	02/01/13	130,000	129,944,028

Mizuho Funding, LLC (b)(c)	0.26%	01/11/13	175,000	174,949,177

Mizuho Funding, LLC (b)(c)	0.26%	01/02/13	150,000	149,965,333

Mizuho Funding, LLC (b)(c)	0.26%	01/07/13	200,000	199,946,556

Oversea-Chinese Banking Corp. Ltd. (b)	0.17%	01/22/13	8,000	7,998,036

Rabobank USA Financial Corp. (b)	0.40%	03/21/13	200,000	199,755,556

Societe Generale North America, Inc. (b)	0.25%	12/28/12	75,000	74,985,937

Societe Generale North America, Inc. (b)	0.42%	02/01/13	90,000	89,934,900

Societe Generale North America, Inc. (b)	0.44%	01/31/13	125,000	124,906,806

Standard Chartered Bank (b)(c)	0.26%	03/01/13	100,000	99,935,000

Standard Chartered Bank (b)(c)	0.28%	02/04/13	100,000	99,949,444

Standard Chartered Bank (b)(c)	0.50%	01/09/13	261,000	260,858,625

Sumitomo Mitsui Banking Corp. (b)(c)	0.24%	01/18/13	15,000	14,995,200

Sumitomo Mitsui Banking Corp. (b)(c)	0.24%	02/19/13	20,000	19,989,333

Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	02/11/13	75,000	74,962,500

				3,571,261,773

General Merchandise Stores–0.06%

Wal-Mart Stores, Inc. (c)	0.12%	12/13/12	14,000	13,999,440

Household Products–1.72%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.63%	02/05/13	50,000	49,942,250

Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	06/06/13	50,000	49,864,944

Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	06/07/13	50,000	49,864,222

Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	11/05/13	50,000	49,755,167

Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	01/16/13	50,000	49,961,667

Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	02/14/13	70,000	69,912,500

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Household Products–(continued)

Reckitt Benckiser Treasury Services PLC (b)(c)	0.64%	03/11/13	$50,000	$49,911,111

				369,211,861

Regional Banks–8.81%

Banque et Caisse d’Epargne de I’Etat (b)	0.27%	03/01/13	70,000	69,952,750

Banque et Caisse d’Epargne de I’Etat (b)	0.28%	01/09/13	85,000	84,974,217

Commonwealth Bank of Australia (b)(c)	0.40%	12/17/12	100,000	99,982,222

Commonwealth Bank of Australia (b)(c)	0.40%	01/07/13	100,000	99,958,889

HSBC Bank PLC (b)(c)	0.37%	02/01/13	100,000	99,936,278

HSBC USA INC (b)	0.25%	01/09/13	100,000	99,972,917

HSBC USA INC (b)	0.26%	03/28/13	75,000	74,937,708

HSBC USA INC (b)	0.30%	04/01/13	90,000	89,909,250

HSBC USA INC (b)	0.30%	04/05/13	50,000	49,947,917

HSBC USA INC (b)	0.32%	05/10/13	80,000	79,886,222

Landesbank Hessen-Thurin (b)(c)	0.34%	02/05/13	100,000	99,937,667

Nationwide Buiding Society (b)(c)	0.52%	02/06/13	100,000	99,903,222

Nordea North America Inc. (b)	0.22%	01/25/13	200,000	199,934,305

Nordea North America Inc. (b)	0.30%	01/02/13	100,000	99,973,333

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,963,058

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,963,056

Svenska Handelsbanken, Inc. (b)(c)	0.24%	02/05/13	150,000	149,935,375

Westpac Banking Corp. (b)(c)	0.32%	02/08/13	164,000	163,899,413

				1,892,967,799

Soft Drinks–1.33%

Coca-Cola Co. (c)	0.23%	12/06/12	50,000	49,998,403

Coca-Cola Co. (c)	0.23%	12/07/12	50,000	49,998,083

Coca-Cola Co. (c)	0.24%	04/04/13	185,950	185,796,281

				285,792,767

Total Commercial Paper (Cost $9,999,261,490)				9,999,261,490

Certificates of Deposit–14.51%

Bank of Montreal (b)(d)	0.39%	12/12/13	200,000	200,000,000

Bank of Nova Scotia (b)	0.24%	04/03/13	200,000	200,000,000

Bank of Nova Scotia (b)(d)	0.31%	05/07/13	60,000	60,000,000

Bank of Nova Scotia (b)(d)	0.38%	01/04/13	50,000	50,000,000

Bank of Nova Scotia (b)(d)	0.39%	12/11/13	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (b)	0.24%	01/07/13	85,000	85,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (b)	0.25%	01/04/13	75,000	75,000,000

Barclays Bank PLC (b)(d)	0.35%	06/17/13	450,000	450,000,000

Landesbank Hessen-Thurin (b)	0.42%	01/10/13	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp. (b)	0.25%	02/04/13	50,000	50,000,000

Mitsubishi UFJ Trust & Banking Corp. (b)	0.33%	12/05/12	175,000	175,000,000

Nationwide Building Society (United Kingdom) (b)	0.28%	03/13/13	175,000	174,861,296

Norinchukin Bank (The) (b)	0.28%	01/08/13	300,000	300,000,000

Rabobank Nederland (b)	0.40%	04/02/13	155,000	155,000,000

Royal Bank of Canada (b)	0.40%	12/04/13	300,000	300,000,000

Sumitomo Mitsui Banking Corp. (b)	0.25%	01/07/13	64,000	64,000,000

Sumitomo Mitsui Banking Corp. (b)	0.31%	12/05/12	110,000	110,000,000

Svenska Handelsbanken AB (Cayman Islands) (b)	0.17%	12/03/12	77,962	77,962,405

Toronto-Dominion Bank (b)	0.22%	02/06/13	150,000	150,000,000

Toronto-Dominion Bank (b)	0.27%	05/20/13	115,000	115,000,000

Toronto-Dominion Bank (b)	0.32%	03/15/13	75,000	75,004,321

Total Certificates of Deposit (Cost $3,116,828,022)				3,116,828,022

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–11.77%(e)

Credit Enhanced–11.77%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	06/01/29	$900	$900,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	10/01/33	7,465	7,465,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	12/01/33	22,660	22,660,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.17%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (f)	0.18%	12/01/23	1,990	1,990,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago) (f)	0.16%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	1,200	1,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.18%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.17%	12/01/29	4,100	4,100,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.17%	02/01/31	8,335	8,335,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (f)	0.22%	11/01/37	1,940	1,940,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	07/01/39	24,700	24,700,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	05/01/27	1,850	1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	07/01/41	46,300	46,300,000

California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (b)(f)	0.16%	05/01/40	30,000	30,000,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.18%	12/01/21	1,920	1,920,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	07/01/38	1,000	1,000,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.15%	09/01/33	26,525	26,525,000

Casa Grande (City of) Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.16%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.16%	06/15/31	2,010	2,010,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.18%	11/01/40	3,900	3,900,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	10/01/32	20,155	20,155,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.17%	05/15/33	3,175	3,175,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	12/01/39	12,000	12,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	01/01/37	34,675	34,675,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	01/01/33	$24,975	$24,975,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	11/01/38	3,410	3,410,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.18%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.18%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	03/15/23	4,210	4,210,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	01/01/21	8,115	8,115,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.16%	03/01/34	8,500	8,500,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.16%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.16%	11/01/30	28,080	28,080,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (f)	0.23%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.16%	06/15/25	7,140	7,140,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.19%	11/01/30	1,765	1,765,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	04/01/38	8,500	8,500,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(f)	0.15%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.19%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.17%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon) (f)	0.17%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.17%	05/15/31	3,880	3,879,954

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.18%	07/01/33	12,740	12,740,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.15%	12/01/21	$15,500	$15,500,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/23	4,965	4,965,000

Gillette (City of) Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (b)(f)	0.17%	01/01/18	8,505	8,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.16%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.17%	11/01/25	4,600	4,600,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	02/15/42	20,840	20,840,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.) (f)	0.18%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	01/01/38	3,785	3,785,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	10/01/14	2,085	2,085,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (f)	0.17%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (c)(f)	0.18%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(f)	0.27%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	04/01/32	17,600	17,600,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/01/15	$450	$450,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (f)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (f)	0.16%	01/01/26	4,600	4,600,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.) (f)	0.17%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.21%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (f)	0.17%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 B, Ref. VRD Health System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	11/01/37	18,360	18,360,000

Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.17%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.20%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)	0.16%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Topeka) (f)	0.22%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	05/01/33	7,000	7,000,000

King George (County of) Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (c)(f)	0.19%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	11/01/24	13,060	13,060,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.15%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.18%	11/01/26	3,775	3,775,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC- PNC Bank, N.A.) (f)	0.18%	11/01/14	3,400	3,400,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.18%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.17%	04/15/30	8,120	8,120,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.16%	01/01/32	6,625	6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.16%	07/01/24	2,000	2,000,000

Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.16%	07/01/24	2,700	2,700,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	11/01/28	$1,620	$1,620,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A) (f)	0.15%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.17%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.17%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.19%	03/01/39	6,325	6,325,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	12/01/26	5,575	5,575,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	10/15/30	15,435	15,435,000

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	10/15/38	15,421	15,421,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	10/15/42	20,885	20,885,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	11/15/39	13,000	13,000,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin- Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (f)	0.16%	09/01/40	6,040	6,040,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.18%	01/01/25	2,640	2,640,000

Minnesota (State of) Office of Higher Education, Series 2012 A, VRD Supplemental Student Loan Program RB (LOC-Royal Bank of Canada, N.A.) (b)(f)	0.18%	08/01/47	16,600	16,600,000

Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.) (b)(f)	0.16%	08/01/47	40,000	40,000,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.18%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP- FNMA)	0.18%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	04/01/37	4,300	4,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	10/01/33	400	400,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (b)(c)(f)	0.16%	05/01/41	3,500	3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (f)	0.16%	05/01/39	2,265	2,265,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	11/01/38	3,740	3,740,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.16%	08/15/31	3,065	3,065,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(f)	0.19%	07/01/38	$10,186	$10,186,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.17%	07/15/36	7,575	7,574,648

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.17%	02/15/34	425	424,802

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	12/01/24	2,980	2,980,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.17%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (f)	0.17%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.17%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (b)(f)	0.15%	11/01/36	9,030	9,030,000

New York (State of) Housing Finance Agency (Related West 29th Street Housing) Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	05/01/45	5,000	5,000,000

New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank N.A.) (f)	0.14%	12/01/29	45,410	45,410,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.16%	04/01/32	14,200	14,200,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	09/01/27	6,405	6,405,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	04/01/27	3,120	3,120,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	12/01/27	8,485	8,485,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.26%	12/01/27	1,760	1,760,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.16%	12/01/31	26,460	26,460,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.19%	09/01/36	3,770	3,770,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.19%	10/15/38	9,000	9,000,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal) (b)(f)	0.15%	07/01/40	$18,500	$18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.18%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	11/01/30	4,200	4,200,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.19%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.21%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities (Drexel University) Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	05/01/32	30,520	30,520,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (c)(f)	0.18%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (b)(f)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	10/01/29	4,200	4,200,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (f)	0.14%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC- JPMorgan Chase Bank, N.A.) (f)	0.18%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.18%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	11/01/27	14,625	14,625,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.26%	07/01/40	2,365	2,365,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan- Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (f)	0.18%	05/01/19	1,880	1,880,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low- Income Housing Assistance RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	12/01/24	4,670	4,670,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.17%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.) (f)	0.16%	11/01/32	33,235	33,235,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	03/01/28	4,802	4,802,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.16%	04/15/27	5,600	5,600,000

St. James (Parish of), Lousiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC- JPMorgan Chase Bank, N.A.) (f)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (c)(f)	0.27%	10/01/21	6,120	6,120,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.15%	11/15/43	$11,720	$11,720,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.17%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.16%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.22%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.22%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.16%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.17%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.18%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (c)(f)	0.21%	07/01/26	36,460	36,460,000

Utah (State of) Associated Municipal Power Systems (Horse Butte Wind) Series 2012 B, VRD RB (LOC-Bank of Montreal) (b)(f)	0.16%	09/01/32	9,000	9,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.15%	12/01/31	3,985	3,985,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.19%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.15%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.15%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.17%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	06/01/30	9,700	9,700,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.16%	07/01/39	10,480	10,480,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.17%	10/01/30	1,840	1,840,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.18%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.16%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.19%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.19%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.16%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.18%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.15%	12/15/44	3,100	3,100,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.15%	10/01/19	$ 2,510	$ 2,510,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.18%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.18%	05/01/28	3,795	3,795,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non- profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (f)	0.18%	04/01/22	7,180	7,180,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.16%	12/01/38	3,820	3,820,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.16%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.23%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.-Obligated Group); Series 2012 E, Ref. VRD RB (LOC-Bank of Montreal) (b)(f)	0.20%	08/01/40	21,200	21,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.19%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.) (f)	0.23%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,527,854,357)				2,527,854,357

Other Bonds & Notes–7.22%

American Honda Finance Corp., Sr. Unsec. Notes (b)(c)(d)	0.63%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	65,137,063

JPMorgan Chase Bank N.A., Sr. Unsec. Notes (d)	0.47%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec.Notes (c)	4.03%	12/19/12	110,000	110,195,887

Rabobank Nederland, Sr. Unsec. Notes (b)(c)(d)	0.45%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d)	0.46%	11/29/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes (b)(c)(d)	0.49%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes (b)(d)	0.89%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes (b)(d)	0.55%	01/11/13	150,000	150,000,000

Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (d)	0.43%	12/20/13	225,000	225,000,000

Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.43%	12/06/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,550,332,950)				1,550,332,950

TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.06% (Cost $17,194,276,819)				17,194,276,819

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–20.70%(g)

Bank of Montreal, Agreement dated 11/30/12, maturing value $300,004,500 (collateralized by U.S. Treasury obligations valued at $306,000,039; 0.25%, 02/15/15)	0.18%	12/03/12	$300,004,500	$300,000,000

Bank of Montreal, Agreement dated 11/30/12, maturing value $500,009,167 (collateralized by U.S. Treasury obligations valued at $510,000,022; 1.25%-4.38%, 02/15/14-02/15/38)	0.22%	12/03/12	500,009,167	500,000,000

Bank of Montreal, Term agreement dated 11/08/12, maturing value $200,065,556 (collateralized by U.S. Treasury obligations valued at $204,000,038; 0.25%-5.00%, 03/31/14-03/01/36) (h)	0.20%	01/07/13	200,065,556	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 11/30/12, aggregate maturing value $250,004,583 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,071; 1.00%-2.00%, 11/30/13-11/30/19)	0.22%	12/03/12	170,003,117	170,000,000

BNP Paribas Securities Corp., Joint term agreement dated 10/01/12, aggregate maturing value $300,187,833 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 3.00%-6.50%, 04/01/25-10/01/42)	0.23%	01/07/13	225,140,875	225,000,000

Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/30/12, aggregate maturing value of $500,010,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,076; 0%-3.00, 12/06/12-09/15/42)	0.24%	12/03/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,577; 0%-16.75%, 09/25/17-12/25/59) (b)(d)(i)	0.43%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 11/30/12, aggregate maturing value $22,056,063 (collateralized by U.S. Government sponsored agency valued at $22,496,764; 0.25%, 11/26/14)	0.24%	12/03/12	15,555,933	15,555,622

Deutsche Bank Securities Inc., Joint agreement dated 11/30/12, aggregate maturing value of $325,006,229 (collateralized by U.S. Treasury obligations valued at $331,500,017; 0.25%- 4.25%, 07/15/15-11/15/40)	0.23%	12/03/12	125,002,396	125,000,000

Federal Reserve Bank of New York, Term agreement dated 11/29/12, maturing value $10,000,150 (collateralized by U.S. Treasury obligations valued at $10,000,181; 0.38%, 04/15/15) (h)	0.18%	12/03/12	10,000,150	10,000,000

HSBC Securities (USA) Inc., Joint agreement dated 11/30/12, aggregate maturing value $600,012,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,002,130; 3.00%-6.50%, 08/01/22-12/01/42)	0.24%	12/03/12	250,005,000	250,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.16%-4.50%, 07/01/22-12/01/42)	0.23%	12/03/12	250,004,792	250,000,000

RBC Capital Markets Corp., Joint agreement dated 11/30/12, aggregate maturing value of $400,006,667 (collateralized by U.S. Treasury obligations valued at $408,000,058; 0%-2.75%, 03/21/13-11/15/42)	0.20%	12/03/12	231,270,579	231,266,725

RBC Capital Markets Corp., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.50%-5.50%, 12/01/39-09/01/42)	0.23%	12/03/12	250,004,792	250,000,000

Societe Generale, Joint agreement dated 11/30/12, aggregate maturing value $750,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 3.00%-5.00%, 03/01/27-10/01/42)	0.24%	12/03/12	275,188,550	275,183,046

Societe Generale, Joint agreement dated 11/30/12, aggregate maturing value of $480,008,800 (collateralized by U.S. Treasury obligations valued at $489,600,115; 1.13%, 01/15/21)	0.22%	12/03/12	200,003,667	200,000,000

Societe Generale, Joint term agreement dated 11/28/12, aggregate maturing value $500,020,417 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.11%-6.50%, 07/01/17-12/01/47) (h)	0.21%	12/05/12	200,008,167	200,000,000

Wells Fargo Securities, LLC, Joint agreement dated 11/30/12, aggregate maturing value of $750,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.09%-6.50%, 06/01/21-12/01/42)	0.24%	12/03/12	233,554,052	233,549,381

Wells Fargo Securities, LLC, Term agreement dated 10/22/12, maturing value $265,237,028 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $278,250,001; 0%-8.50%, 12/04/12-06/11/50)	0.35%	01/22/13	265,237,028	265,000,000

Total Repurchase Agreements (Cost $4,445,554,774)				4,445,554,774

TOTAL INVESTMENTS(j)(k)–100.76% (Cost $21,639,831,593)				21,639,831,593

OTHER ASSETS LESS LIABILITIES–(0.76)%				(162,610,701)

NET ASSETS–100.00%				$21,477,220,892

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 15.2%; Japan: 9.6%; Canada: 9.4%; Netherlands: 8.3%; other countries less than 5% each: 17.7%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $8,201,151,411, which represented 38.19% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Schedule of Investments

November 30, 2012

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–57.76%(a)

Asset-Backed Securities - Consumer Receivables–0.55%

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.31%	12/03/12	$16,650	$16,649,713

Asset-Backed Securities - Fully Supported Bank–23.37%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(c)	0.21%	01/25/13	42,000	41,986,525

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	12/03/12	54,000	53,999,340

Gemini Securitisation Corp., LLC, (CEP-Deutsche Bank AG) (b)(c)	0.25%	12/11/12	100,000	99,993,056

Gotham Funding Corp., (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.21%	12/21/12	51,692	51,685,969

(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.22%	01/14/13	80,000	79,978,489

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.26%	12/12/12	100,000	99,992,056

Liberty Street Funding LLC, (CEP-Bank of Nova Scotia) (b)(c)	0.20%	12/20/12	75,000	74,992,083

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitisui Banking Corp.) (b)(c)	0.24%	12/18/12	15,000	14,998,300

(CEP-Sumitomo Mitisui Banking Corp.) (b)(c)	0.23%	01/04/13	100,000	99,978,278

Matchpoint Master Trust
Series A, (CEP-BNP Paribas) (b)(c)	0.28%	01/09/13	14,000	13,995,753

Series A, (CEP-BNP Paribas) (b)(c)	0.25%	01/11/13	50,000	49,985,764

Working Capital Management LP, (CEP-Mizuho Corporate Bank, Ltd.) (b)(c)	0.24%	01/07/13	25,000	24,993,834

				706,579,447

Asset-Backed Securities - Multi-Purpose–6.59%

Nieuw Amsterdam Receivables Corp. (b)(c)	0.21%	12/14/12	33,000	32,997,498

Nieuw Amsterdam Receivables Corp. (b)(c)	0.21%	01/04/13	45,000	44,991,075

Nieuw Amsterdam Receivables Corp. (b)(c)	0.21%	01/07/13	41,000	40,991,151

Nieuw Amsterdam Receivables Corp. (b)(c)	0.22%	01/24/13	30,000	29,990,100

Regency Markets No. 1, LLC (b)(c)	0.21%	12/21/12	50,208	50,202,142

				199,171,966

Diversified Banks–22.02%

BNP Paribas Finance Inc. (c)	0.22%	01/04/13	75,000	74,984,417

Caisse de Depots et Consignations (b)(c)	0.26%	01/18/13	70,000	69,975,733

Caisse de Depots et Consignations (b)(c)	0.26%	01/25/13	75,000	74,970,208

Lloyds TSB Bank PLC (c)	0.19%	01/04/13	40,000	39,992,822

National Australia Funding Delaware Inc. (b)(c)	0.20%	01/22/13	141,000	140,960,285

Oversea-Chinese Banking Corp. Ltd. (c)	0.20%	12/27/12	80,000	79,988,444

Oversea-Chinese Banking Corp. Ltd. (c)	0.22%	12/27/12	40,000	39,993,645

Standard Chartered Bank (b)(c)	0.21%	01/11/13	50,000	49,988,042

Standard Chartered Bank (b)(c)	0.22%	01/02/13	95,000	94,981,422

				665,835,018

Integrated Telecommunication Services–2.31%

Telstra Corp. LTD. (b)(c)	0.20%	12/17/12	20,000	19,998,222

Telstra Corp. LTD. (b)(c)	0.20%	12/20/12	50,000	49,994,722

				69,992,944

Municipal Commercial Paper–2.92%

Missouri (State of) Development Finance Board (Missouri Assn of Muni Utilities Lease Financing); Ser 2006 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.20%	12/05/12	21,286	21,286,000

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Ser 2008 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.20%	12/05/12	30,531	30,531,000

Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC- US Bank, N.A.) (d)	0.20%	12/05/12	36,492	36,492,000

				88,309,000

Total Commercial Paper (Cost $1,746,538,088)				1,746,538,088

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–11.83%(e)

Credit Enhanced–11.83%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.21%	06/01/29	$2,500	$2,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (b)(d)	0.18%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC- JPMorgan Chase Bank, N.A.) (d)	0.20%	12/01/28	2,600	2,600,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/40	2,700	2,700,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (d)	0.16%	03/01/34	2,100	2,100,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (d)	0.15%	12/01/28	5,655	5,655,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)	0.17%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	01/01/16	5,290	5,290,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.17%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (d)	0.16%	10/01/38	6,585	6,585,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	10/15/30	1,900	1,900,000

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	10/15/38	18,145	18,145,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (d)	0.18%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (d)	0.16%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.17%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (d)	0.17%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.16%	01/01/24	30,500	30,500,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

New York (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.) (d)	0.14%	04/01/32	$5,600	$5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.16%	04/01/32	2,345	2,345,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	11/15/28	9,315	9,315,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.18%	06/01/23	6,085	6,085,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.19%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (c)(d)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (c)(d)	0.17%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan- Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	11/01/25	3,100	3,100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (d)	0.15%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.18%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/32	2,440	2,440,000

Total Variable Rate Demand Notes (Cost $357,840,000)				357,840,000

Certificates of Deposit–9.26%

Norinchukin Bank (The) (c)	0.22%	12/06/12	145,000	145,000,000

Toronto Dominion Bank (c)	0.21%	01/07/13	135,000	135,000,000

Total Certificates of Deposit (Cost $280,000,000)				280,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.85% (Cost $2,384,378,088)				2,384,378,088

			Repurchase Amount

Repurchase Agreements–21.14%(f)

BNP Paribas Securities Corp., Joint agreement dated 11/30/12, aggregate maturing value $200,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 2.00%-7.00%, 08/15/23-09/15/53)	0.24%	12/03/12	142,000	142,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 11/30/12, aggregate maturing value of $300,007,000 (collateralized by Corporate obligations valued at $315,005,626; 0%-12.00%, 04/01/13-08/01/66) (c)	0.28%	12/03/12	100,000	100,000,000

HSBC Securities (USA) Inc., Joint agreement dated 11/30/12, aggregate maturing value $600,012,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,002,130; 3.00%-6.50%, 08/01/22-12/01/42)	0.24%	12/03/12	100,000	100,000,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

RBC Capital Markets Corp., Joint term agreement dated 11/28/12, aggregate maturing value $300,014,583 (collateralized by Municipal obligations valued at $315,000,000; 0%-8.20%, 12/01/12-08/01/57) (c)(g)	0.25%	12/05/12	$ 125,000	$ 125,000,000

Societe Generale, Agreement dated 11/30/12, maturing value $100,001,917 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,965; 0.88%- 1.10%, 08/28/14-10/03/17)	0.23%	12/03/12	100,000	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 11/30/12, aggregate maturing value of $750,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.09%-6.50%, 06/01/21-12/01/42)	0.24%	12/03/12	72,275	72,275,208

Total Repurchase Agreements (Cost $639,275,208)				639,275,208

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,023,653,296)				3,023,653,296

OTHER ASSETS LESS LIABILITIES–0.01%				184,734

NET ASSETS–100.00%				$3,023,838,030

Investment Abbreviations:

CEP	—Credit Enhancement Provider	RB	—Revenue Bonds

FNMA	—Federal National Mortgage Association	Ref.	—Refunding

GO	—General Obligation	RN	—Revenue Notes

IDR	—Industrial Development Revenue Bonds	Sr.	—Senior

LOC	—Letter of Credit	Sub.	—Subordinated

MFH	—Multi-Family Housing	VRD	—Variable Rate Demand

PCR	—Pollution Control Revenue Bonds

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $1,427,324,759, which represented 47.20% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.1%; Japan: 13.8%; Canada: 11.4%; France: 9.4%; Australia: 7%; other countries less than 5% each: 17.9%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(f)	Principal amount equals value at period end. See Note 1D.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Schedule of Investments

November 30, 2012

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–51.03%

U.S. Treasury Bills–40.11%(a)

U.S. Treasury Bills	0.13%	12/06/12	$ 250,000	$ 249,995,399

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,996,111

U.S. Treasury Bills	0.10%	01/03/13	250,000	249,976,510

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,960,813

U.S. Treasury Bills	0.11%	01/10/13	345,000	344,959,451

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,970,000

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,953,278

U.S. Treasury Bills	0.11%	01/17/13	295,000	294,957,635

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,955,938

U.S. Treasury Bills	0.10%	01/24/13	290,000	289,956,500

U.S. Treasury Bills	0.11%	01/24/13	160,000	159,973,600

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,949,375

U.S. Treasury Bills	0.12%	01/31/13	290,000	289,942,507

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,941,965

U.S. Treasury Bills	0.12%	02/14/13	250,000	249,935,937

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,967,542

U.S. Treasury Bills	0.10%	02/28/13	300,000	299,925,833

U.S. Treasury Bills	0.14%	04/04/13	200,000	199,904,692

U.S. Treasury Bills	0.15%	04/11/13	245,000	244,869,837

U.S. Treasury Bills	0.15%	04/18/13	250,000	249,858,646

U.S. Treasury Bills	0.15%	04/25/13	250,000	249,852,986

U.S. Treasury Bills	0.15%	05/02/13	245,000	244,842,765

U.S. Treasury Bills	0.14%	05/09/13	250,000	249,842,104

U.S. Treasury Bills	0.14%	05/23/13	250,000	249,835,410

U.S. Treasury Bills	0.14%	05/30/13	290,000	289,792,650

				6,248,117,484

U.S. Treasury Notes–10.92%

U.S. Treasury Notes	1.38%	01/15/13	250,000	250,386,516

U.S. Treasury Notes	0.63%	01/31/13	450,000	450,365,767

U.S. Treasury Notes	3.88%	02/15/13	225,000	226,729,065

U.S. Treasury Notes	0.63%	02/28/13	200,000	200,243,146

U.S. Treasury Notes	1.75%	04/15/13	320,000	321,892,328

U.S. Treasury Notes	1.38%	05/15/13	250,000	251,370,060

				1,700,986,882

Total U.S. Treasury Securities (Cost $7,949,104,366)				7,949,104,366

TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.03% (Cost $7,949,104,366)				7,949,104,366

			Repurchase Amount
Repurchase Agreements–48.95%(b)

Bank of Montreal, Term agreement dated 11/16/12, maturing value of $500,133,333 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.25%-1.00%, 02/28/14-08/31/17) (c)	0.16%	01/15/13	500,133,333	500,000,000

Bank of Montreal, Term agreement dated 11/27/12, maturing value of $250,073,194 (collateralized by U.S. Treasury obligations valued at $255,000,089; 0.25%-2.63%, 04/30/14-05/31/17) (c)	0.17%	01/28/13	250,073,194	250,000,000

Barclays Capital Inc., Agreement dated 11/30/12, maturing value of $480,008,800 (collateralized by U.S. Treasury obligations valued at $489,600,095; 0.38%, 04/15/15)	0.22%	12/03/12	480,008,800	480,000,000

Barclays Capital Inc., Term agreement dated 11/28/12, maturing value of $300,009,917 (collateralized by U.S. Treasury obligations valued at $306,000,086; 0.88%, 01/31/17) (c)	0.17%	12/05/12	300,009,917	300,000,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

BNP Paribas Securities Corp., Agreement dated 11/30/12, maturing value $530,009,275 (collateralized by U.S. Treasury obligations valued at $540,600,083; 0.25%-2.63%, 01/31/14-08/15/20)	0.21%	12/03/12	$530,009,275	$530,000,000

BNP Paribas Securities Corp., Term agreement dated 10/29/12, maturing value $500,158,333 (collateralized by U.S. Treasury obligations valued at $510,000,059; 0.13%-1.88%, 07/15/13-01/15/22) (c)	0.19%	01/14/13	500,158,333	500,000,000

BNP Paribas Securities Corp., Term agreement dated 10/29/12, maturing value $500,240,139 (collateralized by U.S. Treasury obligations valued at $510,000,059; 0.13%-1.88%, 07/15/13-01/15/22) (c)	0.19%	01/28/13	500,240,139	500,000,000

CIBC World Markets Corp., Agreement dated 11/30/12, maturing value of $100,001,833 (collateralized by U.S. Treasury obligations valued at $102,002,173; 1.25%-3.00%, 03/15/14-11/15/42)	0.22%	12/03/12	100,001,833	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 11/30/12, maturing value of $250,004,375 (collateralized by U.S. Treasury obligations valued at $255,000,040; 2.13%-4.63%, 05/31/15-02/15/17)	0.21%	12/03/12	250,004,375	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 11/30/12, maturing value of $250,004,583 (collateralized by U.S. Treasury obligations valued at $255,004,809; 0%, 05/15/13-08/15/42)	0.22%	12/03/12	250,004,583	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 11/13/12, maturing value of $250,036,250 (collateralized by U.S. Treasury obligations valued at $255,001,266; 0%, 11/15/37-05/15/40)	0.18%	12/31/12	250,036,250	250,000,000

Deutsche Bank Securities Inc., Joint agreement dated 11/30/12, aggregate maturing value of $325,006,229 (collateralized by U.S. Treasury obligations valued at $331,500,017; 0.25%-4.25%, 07/15/15-11/15/40)	0.23%	12/03/12	200,003,833	200,000,000

Deutsche Bank Securities Inc., Term agreement dated 11/09/12, maturing value of $500,139,306 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%- 9.88%, 04/11/13-05/15/41) (c)	0.17%	01/07/13	500,139,306	500,000,000

Federal Reserve Bank of New York, Term agreement dated 11/29/12, maturing value $10,000,150 (collateralized by U.S. Treasury obligations valued at $10,000,168; 1.00%, 08/31/16) (c)	0.18%	12/03/12	10,000,150	10,000,000

HSBC Securities (USA) Inc., Agreement dated 11/30/12, maturing value $500,009,167 (collateralized by U.S. Treasury obligations valued at $510,001,048; 0.13%-1.88%, 01/15/15-07/15/22)	0.22%	12/03/12	500,009,167	500,000,000

Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 11/30/12, maturing value $400,006,667 (collateralized by U.S. Treasury obligations valued at $408,000,036; 0.25%-1.75%, 11/30/14-05/15/22)	0.20%	12/03/12	400,006,667	400,000,000

Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 11/30/12, maturing value $81,526,442 (collateralized by U.S. Treasury obligations valued at $83,155,657; 3.50%, 02/15/18)	0.20%	12/03/12	81,526,442	81,525,083

Morgan Stanley, Agreement dated 11/30/12, maturing value $200,003,500 (collateralized by U.S. Treasury obligations valued at $204,000,148; 3.38%-3.88%, 04/15/29-04/15/32)	0.21%	12/03/12	200,003,500	200,000,000

RBC Capital Markets Corp., Joint agreement dated 11/30/12, aggregate maturing value of $400,006,667 (collateralized by U.S. Treasury obligations valued at $408,000,058; 0%- 2.75%, 03/21/13-11/15/42)	0.20%	12/03/12	44,249,666	44,248,929

RBS Securities Inc., Agreement dated 11/30/12, maturing value $500,009,167 (collateralized by U.S. Treasury obligations valued at $510,002,964; 0.50%-2.63%, 04/15/13-02/15/40)	0.22%	12/03/12	500,009,167	500,000,000

Societe Generale, Joint agreement dated 11/30/12, aggregate maturing value of $480,008,800 (collateralized by U.S. Treasury obligations valued at $489,600,115; 1.13%, 01/15/21)	0.22%	12/03/12	280,005,133	280,000,000

Societe Generale, Term agreement dated 11/30/12, maturing value $500,019,444 (collateralized by U.S. Treasury obligations valued at $510,000,009; 0.63%-3.63%, 07/15/21-04/15/28) (c)	0.20%	12/07/12	500,019,444	500,000,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Wells Fargo Securities, LLC, Agreement dated 11/30/12, maturing value $500,009,167 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-9.25%, 12/15/12-02/15/42)	0.22%	12/03/12	$ 500,009,167	$ 500,000,000

Total Repurchase Agreements (Cost $7,625,774,012)				7,625,774,012

TOTAL INVESTMENTS(d)–99.98% (Cost $15,574,878,378)				15,574,878,378

OTHER ASSETS LESS LIABILITIES–0.02%				3,863,276

NET ASSETS–100.00%				$15,578,741,654

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1D.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Schedule of Investments

November 30, 2012

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–61.30%

Federal Farm Credit Bank (FFCB)–4.27%

Bonds (a)	0.15%	02/14/13	$50,000	$ 49,996,865

Bonds (a)	0.20%	04/02/13	50,000	50,000,000

Bonds (a)	0.25%	01/22/13	80,000	79,995,396

Bonds (a)	0.18%	03/08/13	50,000	49,997,304

Bonds (a)	0.30%	05/03/13	20,000	20,007,667

Unsec. Bonds (a)	0.20%	07/02/13	29,000	28,998,277

				278,995,509

Federal Home Loan Bank (FHLB)–31.16%

Unsec. Bonds	0.17%	01/10/13	50,000	49,998,370

Unsec. Bonds (a)	0.08%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,248,046

Unsec. Bonds (a)	0.10%	04/09/13	60,000	60,000,000

Unsec. Bonds (a)	0.16%	04/18/13	65,000	65,000,000

Unsec. Bonds	0.23%	04/22/13	50,000	50,013,475

Unsec. Bonds (a)	0.18%	04/25/13	65,000	64,997,453

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,969

Unsec. Bonds (a)	0.24%	09/10/13	75,000	74,976,313

Unsec. Disc. Notes (b)	0.13%	01/02/13	125,000	124,985,756

Unsec. Disc. Notes (b)	0.13%	01/04/13	69,000	68,991,854

Unsec. Disc. Notes (b)	0.14%	01/11/13	50,000	49,992,313

Unsec. Disc. Notes (b)	0.14%	01/16/13	55,000	54,990,302

Unsec. Disc. Notes (b)	0.16%	01/16/13	56,296	56,284,491

Unsec. Disc. Notes (b)	0.11%	01/17/13	75,000	74,989,229

Unsec. Disc. Notes (b)	0.11%	01/18/13	75,000	74,989,000

Unsec. Disc. Notes (b)	0.14%	01/18/13	50,000	49,990,667

Unsec. Disc. Notes (b)	0.16%	01/25/13	52,000	51,987,289

Unsec. Disc. Notes (b)	0.12%	02/01/13	75,000	74,984,500

Unsec. Disc. Notes (b)	0.13%	02/22/13	50,000	49,985,590

Unsec. Disc. Notes (b)	0.16%	04/05/13	50,000	49,973,090

Unsec. Disc. Notes (b)	0.16%	04/12/13	50,000	49,971,583

Unsec. Disc. Notes (b)	0.17%	04/17/13	50,000	49,967,653

Unsec. Disc. Notes (b)	0.17%	04/19/13	50,000	49,967,181

Unsec. Disc. Notes (b)	0.16%	05/08/13	50,000	49,964,889

Unsec. Disc. Notes (b)	0.16%	05/24/13	100,000	99,922,667

Unsec. Disc. Notes (b)	0.16%	05/29/13	50,000	49,959,725

Unsec. Global Bonds (a)	0.17%	05/28/13	75,000	74,997,449

Unsec. Global Bonds (a)	0.18%	04/25/13	75,000	75,002,789

Unsec. Global Bonds (a)	0.17%	06/04/13	75,000	74,996,225

Unsec. Global Bonds (a)	0.21%	07/26/13	80,000	79,994,805

Unsec. Global Bonds (a)	0.23%	04/04/14	80,000	79,983,680

				2,035,105,353

Federal Home Loan Mortgage Corp. (FHLMC)–12.70%

Unsec. Disc. Notes (b)	0.12%	01/07/13	75,000	74,990,750

Unsec. Disc. Notes (b)	0.14%	01/07/13	50,000	49,992,806

Unsec. Disc. Notes (b)	0.13%	01/14/13	55,000	54,991,261

Unsec. Disc. Notes (b)	0.15%	01/14/13	50,000	49,990,833

Unsec. Disc. Notes (b)	0.16%	02/11/13	50,000	49,984,000

Unsec. Disc. Notes (b)	0.14%	02/20/13	50,000	49,984,250

Unsec. Disc. Notes (b)	0.14%	02/21/13	50,000	49,984,056

Unsec. Disc. Notes (b)	0.13%	02/25/13	75,000	74,977,604

Unsec. Disc. Notes (b)	0.13%	02/27/13	75,000	74,977,083

Unsec. Disc. Notes (b)	0.13%	02/28/13	75,000	74,976,823

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes (b)	0.16%	04/01/13	$ 75,000	$ 74,959,667

Unsec. Disc. Notes (b)	0.15%	04/08/13	50,000	49,972,622

Unsec. Disc. Notes (b)	0.16%	04/18/13	50,000	49,969,333

Unsec. Disc. Notes (b)	0.16%	04/24/13	50,000	49,968,000

				829,719,088

Federal National Mortgage Association (FNMA)–12.40%

Unsec. Disc. Notes (b)	0.13%	01/09/13	50,000	49,992,958

Unsec. Disc. Notes (b)	0.14%	01/14/13	50,000	49,991,444

Unsec. Disc. Notes (b)	0.16%	01/16/13	60,000	59,988,117

Unsec. Disc. Notes (b)	0.16%	01/23/13	50,000	49,988,222

Unsec. Disc. Notes (b)	0.16%	02/13/13	50,000	49,983,556

Unsec. Disc. Notes (b)	0.13%	02/19/13	60,000	59,982,667

Unsec. Disc. Notes (b)	0.14%	02/19/13	50,000	49,984,444

Unsec. Disc. Notes (b)	0.13%	02/20/13	120,000	119,965,575

Unsec. Disc. Notes (b)	0.15%	03/20/13	70,000	69,968,208

Unsec. Disc. Notes (b)	0.17%	04/24/13	50,000	49,967,000

Unsec. Disc. Notes (b)	0.17%	05/08/13	50,000	49,962,694

Unsec. Disc. Notes (b)	0.16%	05/22/13	50,000	49,961,778

Unsec. Disc. Notes (b)	0.16%	05/29/13	50,000	49,960,222

Unsec. Global Notes	1.75%	05/07/13	50,000	50,341,823

				810,038,708

Oversease Private Investment Corp. (OPIC)–0.77%

Gtd. VRD Bonds (c)	0.18%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $4,003,858,658)				4,003,858,658

U.S. Treasury Securities–1.15%

U.S. Treasury Bills–1.15%(b)

U.S. Treasury Bills (Cost $74,963,833)	0.14%	04/04/13	75,000	74,963,833

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.45% (Cost $4,078,822,491)				4,078,822,491

			Repurchase Amount
Repurchase Agreements–38.71%(d)

Bank of Montreal, Joint term agreement dated 11/21/12, aggregate maturing value $300,087,833 (collateralized by U.S. Treasury obligations valued at $306,000,060; 0.63%-2.63%, 04/15/14-05/31/17) (e)	0.17%	01/22/13	225,065,875	225,000,000

Barclays Capital Inc., Joint term agreement dated 11/28/12, aggregate maturing value $300,010,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,875; 0.16%-7.25%, 12/06/12-04/02/32) (e)	0.18%	12/05/12	225,007,875	225,000,000

BNP Paribas Securities Corp., Term agreement dated 11/15/12, maturing value $250,083,333 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,126; 0.00%-6.21%, 02/15/17-06/05/36) (e)	0.20%	01/14/13	250,083,333	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 11/30/12, maturing value of $100,001,917 (collateralized by U.S. Government sponsored agency obligations valued at $102,001,296; 0%-8.88%, 01/15/13-04/15/30)	0.23%	12/03/12	100,001,917	100,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 11/09/12, aggregate maturing value $350,103,250 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,738; 0%-9.80%, 12/04/12-09/15/60) (e)	0.18%	01/07/13	275,081,125	275,000,000

Federal Reserve Bank of New York, Term agreement dated 11/29/12, maturing value $10,000,150 (collateralized by U.S. Treasury obligations valued at $10,000,168; 1.00%, 08/31/16) (e)	0.18%	12/03/12	10,000,150	10,000,000

Goldman, Sachs & Co., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,216; 0%-4.50%, 01/15/13-09/27/32)	0.23%	12/03/12	400,007,667	400,000,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Joint term agreement dated 11/28/12, aggregate maturing value $400,014,000 (collateralized by U.S. Treasury obligations valued at $408,003,898; 0.63%-2.50%, 01/15/16-07/15/21) (e)	0.18%	12/05/12	$320,011,200	$320,000,000

RBC Capital Markets Corp., Joint agreement dated 11/30/12, aggregate maturing value of $400,006,667 (collateralized by U.S. Treasury obligations valued at $408,000,058; 0%-2.75%, 03/21/13-11/15/42)	0.20%	12/03/12	22,928,927	22,928,545

RBS Securities Inc., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,193; 0%-9.38%, 1/15/13-04/15/30)	0.23%	12/03/12	400,007,666	400,000,000

Societe Generale, Term agreement dated 11/28/12, maturing value of $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,033,900; 0.55%-1.10%, 07/09/15-10/03/17) (e)	0.20%	12/05/12	300,011,667	300,000,000

Total Repurchase Agreements (Cost $2,527,928,545)				2,527,928,545

TOTAL INVESTMENTS(f)–101.16% (Cost $6,606,751,036)				6,606,751,036

OTHER ASSETS LESS LIABILITIES–(1.16)%				(75,672,772)

NET ASSETS–100.00%				$6,531,078,264

Investment Abbreviations:

Disc.	—Discounted

Gtd.	—Guaranteed

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012

(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Schedule of Investments

November 30, 2012

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–76.38%

Federal Farm Credit Bank (FFCB)–10.57%
Federal Farm Credit Bank,
Bonds (a)	0.18%	03/08/13	$10,000	$9,999,461

Bonds (a)	0.30%	04/11/13	15,000	15,005,438

Bonds (a)	0.18%	06/04/13	14,400	14,398,888

Bonds (a)	0.18%	08/26/13	15,000	15,000,000

Disc. Notes (b)	0.12%	01/09/13	15,000	14,998,050

				69,401,837

Federal Home Loan Bank (FHLB)–59.72%

Federal Home Loan Bank,
Unsec. Bonds (a)	0.08%	01/23/13	10,000	10,000,000

Unsec. Bonds (a)	0.10%	04/09/13	15,000	15,000,000

Unsec. Bonds (a)	0.16%	04/18/13	15,000	15,000,000

Unsec. Bonds	0.23%	04/22/13	12,000	12,003,234

Unsec. Bonds (a)	0.18%	04/25/13	10,000	9,999,608

Unsec. Bonds (a)	0.24%	09/10/13	10,000	9,996,842

Unsec. Disc. Notes (b)	0.00%	12/03/12	125,283	125,282,512

Unsec. Disc. Notes (b)	0.13%	12/05/12	15,000	14,999,782

Unsec. Disc. Notes (b)	0.14%	12/19/12	15,000	14,998,987

Unsec. Disc. Notes (b)	0.13%	12/21/12	15,000	14,998,917

Unsec. Disc. Notes (b)	0.13%	01/04/13	15,000	14,998,229

Unsec. Disc. Notes (b)	0.11%	01/17/13	10,000	9,998,564

Unsec. Disc. Notes (b)	0.13%	01/23/13	15,000	14,997,129

Unsec. Disc. Notes (b)	0.14%	02/01/13	15,000	14,996,512

Unsec. Disc. Notes (b)	0.13%	02/06/13	15,000	14,996,371

Unsec. Disc. Notes (b)	0.13%	02/13/13	15,000	14,995,992

Unsec. Disc. Notes (b)	0.14%	02/20/13	10,000	9,996,850

Unsec. Disc. Notes (b)	0.12%	02/27/13	15,000	14,995,600

Unsec. Disc. Notes (b)	0.16%	05/03/13	10,000	9,993,200

Unsec. Global Bonds (a)	0.18%	04/25/13	15,000	15,000,558

Unsec. Global Bonds (a)	0.17%	06/04/13	15,000	14,999,245

				392,248,132

Tennessee Valley Authority (TVA)–6.09%

Disc. Notes (b)	0.12%	12/06/12	25,000	24,999,583

Disc. Notes (b)	0.16%	12/27/12	15,000	14,998,267

				39,997,850

Total U.S. Government Sponsored Agency Securities (Cost $501,647,819)				501,647,819

U.S. Treasury Securities–25.90%

U.S. Treasury Bills–20.55%(b)

U.S. Treasury Bills	0.13%	12/06/12	25,000	24,999,563

U.S. Treasury Bills	0.16%	12/14/12	35,000	34,997,978

U.S. Treasury Bills	0.10%	12/20/12	15,000	14,999,208

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,998,384

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,997,992

U.S. Treasury Bills	0.13%	01/17/13	15,000	14,997,395

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,997,390

				134,987,910

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes–5.35%

U.S. Treasury Notes	1.38%	01/15/13	$25,000	$25,038,086

U.S. Treasury Notes	1.75%	04/15/13	10,000	10,059,155

				35,097,241

Total U.S. Treasury Securities (Cost $170,085,151)				170,085,151

TOTAL INVESTMENTS(c)–102.28% (Cost $671,732,970)				671,732,970

OTHER ASSETS LESS LIABILITIES–(2.28)%				(14,954,107)

NET ASSETS–100.00%				$656,778,863

Investment Abbreviations:

Disc. —Discounted

Unsec. —Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Schedule of Investments

November 30, 2012

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.13%

Alabama–1.48%

Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.28%	10/01/32	$2,112	$2,112,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.18%	04/01/28	10,000	10,000,000
				12,112,000

Alaska–0.16%

Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,298,112

Arizona–2.54%

JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(d)(e)	0.20%	08/01/15	7,445	7,445,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	12/01/37	13,425	13,425,000
				20,870,000

Colorado–4.75%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	07/01/34	2,025	2,025,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	11/01/28	3,100	3,100,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.16%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.37%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	07/01/21	4,370	4,370,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.17%	12/01/34	7,010	7,010,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	12/01/38	2,100	2,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	1.03%	12/01/30	8,950	8,950,000
				38,940,000

Delaware–1.19%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–0.68%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.37%	01/01/29	5,600	5,600,000

Florida–6.06%

Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.17%	12/01/29	6,930	6,930,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.17%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(d)(e)	0.17%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.17%	10/15/32	1,125	1,125,000
Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.17%	07/01/32	2,400	2,399,575
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/20	2,525	2,525,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.18%	07/01/32	$13,000	$13,000,000
St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	06/01/33	10,500	10,500,000
				49,744,575

Georgia–4.23%

Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	01/01/21	5,235	5,235,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.18%	09/01/25	7,890	7,890,000
Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	8,500	8,647,608
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.17%	06/15/25	4,100	4,100,000
Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,008,072
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.16%	11/15/32	3,920	3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)(d)	0.16%	08/01/24	3,950	3,950,000
				34,750,680

Hawaii–3.05%

Hawai’i Pacific Health (Department of Budget and Finance of the State of Hawai’i); Series 2004 B, VRD Special Purpose RB (LOC-JP Morgan Chase Bank, N.A.) (a)(b)	0.17%	07/01/33	25,000	25,000,000

Idaho–0.74%

Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,061,693

Illinois–6.22%

Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada) (a)(b)(c)	0.15%	01/01/37	5,000	5,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	06/01/36	6,940	6,940,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.16%	03/01/30	14,845	14,845,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,009,198
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	01/01/16	1,340	1,340,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.27%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.17%	03/01/28	900	900,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.26%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.49%	11/01/24	980	980,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (a)(b)	0.17%	10/01/33	4,850	4,850,000
				51,014,198

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–5.40%

Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	04/01/36	$7,150	$7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	08/01/37	2,425	2,425,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.21%	12/01/23	3,545	3,545,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	12/01/32	9,245	9,245,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.16%	06/01/40	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.27%	02/01/25	1,835	1,835,000
Indiana University; Series 2012 V-1, Ref. Tax Exempt Student Fee RB	2.50%	08/01/13	1,520	1,542,764
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (a)	0.17%	05/15/38	14,000	14,000,000
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,554,284
				44,297,048

Iowa–0.46%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.18%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.) (b)	2.00%	05/16/13	1,800	1,813,458
				3,813,458

Kansas–0.43%

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(d)	0.16%	03/01/31	3,500	3,500,000

Maryland–1.60%

Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,120,379
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.16%	07/01/32	4,970	4,970,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.16%	07/01/28	2,075	2,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.16%	07/01/33	4,990	4,990,000
				13,155,379

Massachusetts–0.62%

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–3.12%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/30	17,770	17,770,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/38	3,000	3,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.17%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	09/01/25	1,380	1,380,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	05/01/31	600	600,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,276,815
				25,641,815

Minnesota–0.71%

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	04/01/37	5,835	5,835,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–3.32%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (a)	0.16%	12/01/30	$1,000	$1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.16%	04/01/37	8,000	8,000,000
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC-FHLB of Dallas) (a)(b)	0.16%	05/01/35	5,220	5,220,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/01/33	13,000	13,000,000
				27,220,000

Missouri–2.87%

Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.36%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP-FNMA) (a)	0.18%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines) (a)(b)	0.16%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.19%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.- Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.18%	12/01/15	3,950	3,950,000
				23,515,000

New Hampshire–2.61%

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.17%	10/01/33	14,465	14,465,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.17%	09/01/37	980	980,000
				21,445,000

New Mexico–0.45%

New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,733,871

New York–1.97%

Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/01/32	7,710	7,710,000
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The)) (a)(b)(c)	0.14%	11/01/31	3,485	3,485,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo N.A.) (a)(b)	0.15%	05/01/45	5,000	5,000,000
				16,195,000

North Carolina–1.87%

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,023,778
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.17%	12/01/36	9,300	9,300,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,035,563
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,018,810
				15,378,151

Ohio–5.03%

Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.16%	06/01/35	8,045	8,045,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	12/01/21	9,100	9,100,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Middletown (City of) (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	11/15/39	$6,000	$6,000,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	12/01/37	18,155	18,155,000
				41,300,000

Oregon–0.39%

Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,194,027

Pennsylvania–9.94%

Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (a)(b)(c)	0.18%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	03/01/30	11,820	11,820,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.17%	09/01/18	2,305	2,305,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB (a)	0.13%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/15/25	7,390	7,390,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.17%	09/01/28	7,625	7,625,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.19%	07/01/38	30,233	30,233,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	04/01/20	1,800	1,800,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	12/01/24	6,915	6,915,000
				81,588,000

Rhode Island–2.19%

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	09/01/37	18,000	18,000,000

Tennessee–1.67%

Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.17%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	1,000	1,039,510
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,300,283
				13,714,793

Texas–9.20%

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,159,307
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.22%	01/14/13	7,000	7,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.22%	01/17/13	3,500	3,500,000
Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,409,191
Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,104,261
Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,142,368
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	12/01/27	7,700	7,700,000
Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	12/01/28	20,755	20,755,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

San Antonio (City of); Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	$1,325	$1,335,798

Series 2012, Limited Tax GO Notes	1.50%	02/01/13	2,705	2,710,934

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,216,730

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,514,174

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,152,514

				75,460,277

Utah–1.90%

Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	06/01/21	2,500	2,500,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	11/01/24	10,000	10,000,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.21%	04/01/42	3,125	3,125,000

				15,625,000

Virginia–2.46%

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.17%	03/01/35	13,185	13,185,000

Fredericksburg (City of); Series 2011 A, Unlimited Tax GO Bonds	4.00%	07/15/13	1,540	1,576,366

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,008,773

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.22%	12/01/19	740	740,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,069,326

				20,149,465

Washington–3.33%

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.17%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP-Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,500,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	10/01/30	17,000	17,000,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	04/01/43	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,861,573

				27,311,573

West Virginia–0.83%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.18%	01/01/34	6,800	6,800,000

Wisconsin–4.99%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.16%	10/01/42	5,220	5,220,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.42%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	12/01/32	8,805	8,805,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.28%	08/15/34	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	05/01/30	$19,300	$19,300,000

				40,945,000

Wyoming–0.67%

Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.13% (Cost $813,519,115)				813,519,115

OTHER ASSETS LESS LIABILITIES–0.87%				7,106,917

NET ASSETS–100.00%				$820,626,032

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

PUTTERs	—Putable Tax-Exempt Receipts

RAN	—Revenue Anticipation Notes

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

TAN	—Tax Anticipation Notes

TRAN	—Tax and Revenue Anticipation Notes

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 8.4%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $37,150,000, which represented 4.53% of the Fund’s Net Assets.

(e)

Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)	Also represents cost for federal income tax purposes.
(g)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JP Morgan Chase Bank, N.A.	23.3%
US Bank, N.A.	9.4
Wells Fargo Bank, N.A.	9.4
PNC Bank, N.A.	9.3
Federal Home Loan Mortgage Corp.	6.9
Federal National Mortgage Association	6.4

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                    Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 – Prices are determined using quoted prices in an active market for identical assets.
Level	2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level	3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Fund Name	Short-term Investments
	Level 1	Level 2	Level 3	Total
Liquid Assets Portfolio	$--	$21,639,831,593	$--	$21,639,831,593
STIC Prime Portfolio	--	3,023,653,296	--	3,023,653,296
Treasury Portfolio	--	15,574,878,378	--	15,574,878,378
Government & Agency Portfolio	--	6,606,751,036	--	6,606,751,036
Government TaxAdvantage Portfolio	--	671,732,970	--	671,732,970
Tax-Free Cash Reserve Portfolio	--	813,519,115	--	813,519,115

                    Short-Term Investments Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286762

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.